Schedule of Pre-Tax Stock-Based Compensation Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense	$ 5,730	$ 3,998	$ 16,292	$ 11,976	$ 15,634	$ 13,107	$ 9,974
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense	4,559	2,048	12,674	6,131	8,411	3,666
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense	1,124	1,720	3,457	5,162	6,310	8,129	8,771
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense	47	230	161	683	913	913	913
Stock Issued To Non-Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense						$ 399	$ 290